Land use rights, net	12 Months Ended
Dec. 31, 2020
Land use rights, net
Land use rights, net

14.  Land use rights, net

Land use rights consist of the following:

December 31, 2020
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(236,115)

Land use rights, net	1,688,448

Amortization expense for the years ended December 31, 2018, 2019 and 2020 were RMB48,100, RMB48,096 and RMB48,096, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
RMB

2021	48,096
2022	48,096
2023	48,096
2024	48,096
2025	48,096